Commitments and Contingencies	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies

(13) Commitments and Contingencies

(a)	Leases

The Company has entered into several operating leases for office space. Rent expense amounted to $1,557, $1,350 and $1,479 during 2014, 2013 and 2012, respectively.

Future minimum lease payment obligations under the Company’s noncancelable operating leases at December 31, 2014 were as follows:

Operating leasing
Year ending December 31:
2015	$1,539
2016	1,372
2017	100
2018	100
2019 and thereafter	100

Total	$3,211

(b)	Restricted Cash

Restricted interest-bearing cash accounts were established by the Company as additional collateral for outstanding borrowings under the Company’s TMCL II Secured Debt Facility, TMCL IV Secured Debt Facility, TW Revolving Credit Facility, TAP Funding Revolving Credit Facility, 2005-1 Bonds, 2011-1 Bonds, 2012-1 Bonds, 2013-1 Bonds and 2014-1 Bonds. The total balance of these restricted cash accounts was $60,310 and $63,160 as of December 31, 2014 and 2013, respectively.

(c)	Container Commitments

At December 31, 2014, the Company had placed orders with manufacturers for containers to be delivered subsequent to December 31, 2014 in the total amount of $88,194.